10. Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
10.	Intangible Assets, net

Intangible assets, net as of December 31, 2019 and 2018 consisted of the following:

	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2019
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,370	(1,547)	(1,295)	1,528
		$7,070	$(4,247)	$(1,295)	$1,528
As of December 31, 2018
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,366	(1,270)	(1,295)	1,801
		$7,066	$(3,970)	$(1,295)	$1,801

The customer relationship was mainly contributed by the acquisition of Solar Juice in May 2015. As customer relationship with clients was the key driver of the revenue for Solar Juice, which will bring further economic benefit to the Group’s business. Therefore, the customer relationship was separately identified as an intangible asset on the acquisition date. The balance is amortized over the useful life of 10 years. No impairment loss was provided for intangible assets for the years ended December 31, 2019, 2018 and 2017.

Amortization expense for other intangible assets was $278, $300 and $302 from continuing operations for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019, the estimated future amortization expense related to other intangible assets is as follows:

USD
2020	$276
2021	276
2022	276
2023	276
2024	276
Thereafter	148
$1,528